Stockholders' equity - Conversion preferred shares (Details) - Class A Preferred shares	Aug. 11, 2017 shares	Jun. 27, 2017
Stockholders' equity
Conversion rate for each share of preferred share to common share		0.9342
Number of preference shares converted	1,660,581,830
Total number of preferred shares converted (as a percentage)	84.40%